Trade Receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade Receivables

16. TRADE RECEIVABLES

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Trade receivables	75,000	30,000
Less: Impairment of trade receivables	(22)	(9)
	74,978	29,991

16. TRADE RECEIVABLES (CONTINUED)

The Group’s trading terms with its customers are mainly on credit. The credit period is 30 to 90 days. The Group seeks to maintain strict control over its outstanding receivables and overdue balances are reviewed regularly by management. Trade receivables are non-interest-bearing. The Group has concentration of credit risk as 100% and 100% of trade receivables were due from one single customer under a license and collaboration agreement as at December 31, 2020 and 2019, respectively.

Movements in the loss allowance for impairment of trade receivables were as follows:

Total
US$’000
At January 1, 2020	9
Impairment losses reversed	(9)
Impairment losses recognised	22
At December 31, 2020	22
At January 1, 2019	8
Impairment losses reversed	(8)
Impairment losses recognised	9
At December 31, 2019	9

The Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. The Group performed an impairment analysis at the end of each year by considering the probability of default of the debtors or comparable companies with published credit ratings.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

	As at December 31, 2020
	Gross carrying amount	Expected loss rate	Expected credit loss
	USD’000		USD’000
Within 3 months	75,000	0.03%	22

	As at December 31, 2019
	Gross carrying amount	Expected loss rate	Expected credit loss
	USD’000		USD’000
Within 3 months	30,000	0.03%	9